Fair Value Measurements (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Financial liabilities measured at fair value	$ 1,704,790	$ 7,852,000
Recurring | Series A warrants
Fair Value Measurements
Financial liabilities measured at fair value	128,350	1,812,000
Recurring | Series B warrants
Fair Value Measurements
Financial liabilities measured at fair value	1,576,440	6,040,000
Level 3
Fair Value Measurements
Financial liabilities measured at fair value	1,704,790	7,852,000
Level 3 | Recurring | Series A warrants
Fair Value Measurements
Financial liabilities measured at fair value	128,350	1,812,000
Level 3 | Recurring | Series B warrants
Fair Value Measurements
Financial liabilities measured at fair value	$ 1,576,440	$ 6,040,000